ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
12.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	As of December 31,
	2010	2011

Accrued welfare benefits	$573,500	$507,458
Accrued payroll	560,838	981,537
Advance from customers	1,253,312	1,252,647
Accrued service fees	2,929,965	2,983,743
Other tax payables	2,375,812	3,138,414
Acquisition consideration payable (i)	40,155,908	-
Others	235,522	625,995
	$48,084,857	$9,489,794

(i)	The balance of acquisition contingent consideration payable as of December 31, 2010 represented the contingent consideration in relation to the acquisition of Dacheng (see note 3(e)). The contingency was resolved and the consideration was settled in 2011.